Stockholders Equity	4 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stockholders Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

From the Company’s inception on February 21, 2013 through June 30, 2013, the Company has issued 7,500,000 shares of common stock, inclusive of 6,950,100 shares issued to the Company founders .The financial statements include a non-cash compensation charge of $69,501 representing the difference between the market price of the shares and the price paid by the founders.